Investment Portfolio - September 30, 2024

(unaudited)

CREDIT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS - 33.0%

Non-Convertible Corporate Bonds- 33.0%
Communication Services - 2.7%
Entertainment - 1.2%
Warnermedia Holdings, Inc., 4.054%,
3/15/2029	3,730,000	$3,523,176
Interactive Media & Services - 1.5%
Tencent Holdings Ltd. (China), 3.975%,
4/11/2029[2]	4,700,000	4,648,901

Total Communication Services		8,172,077

Consumer Discretionary - 2.0%
Broadline Retail - 2.0%
Alibaba Group Holding Ltd.,
(China), 2.125%, 2/9/2031	1,400,000	1,221,975
(China), 4.00%, 12/6/2037	5,235,000	4,820,177

Total Consumer Discretionary		6,042,152

Energy - 3.3%
Oil, Gas & Consumable Fuels - 3.3%
Cenovus Energy, Inc. (Canada), 6.75%,
11/15/2039	3,380,000	3,807,241
Energy Transfer LP,
7.375%, 2/1/2031[2]	2,330,000	2,479,827
6.50%, 2/1/2042	3,465,000	3,779,481

Total Energy		10,066,549

Financials - 15.1%
Banks - 10.2%
Bank of America Corp., (U.S. Secured
Overnight Financing Rate + 1.320%),
2.687%, 4/22/2032[3]	4,015,000	3,577,160
Citigroup, Inc., (U.S. Secured Overnight
Financing Rate + 0.770%), 1.462%,
6/9/2027[3]	4,000,000	3,811,156
Fifth Third Bancorp, (U.S. Secured
Overnight Financing Index + 2.192%),
6.361%, 10/27/2028[3]	760,000	800,347
Huntington Bancshares, Inc., 2.55%,
2/4/2030	1,161,000	1,047,719
JPMorgan Chase & Co., (3 mo. U.S.
Secured Overnight Financing Rate +
3.790%), 4.493%, 3/24/2031[3]	5,900,000	5,925,087
KeyBank NA, 5.85%, 11/15/2027	2,200,000	2,279,426
The PNC Financial Services Group, Inc.,
(U.S. Secured Overnight Financing
Rate + 1.322%), 5.812%, 6/12/2026[3]	3,250,000	3,270,694
Truist Financial Corp., (U.S. Secured
Overnight Financing Rate + 0.862%),
1.887%, 6/7/2029[3]	3,795,000	3,467,282
U.S. Bancorp, (U.S. Secured Overnight
Financing Rate + 1.230%), 4.653%,
2/1/2029[3]	3,360,000	3,390,117
	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
Wells Fargo & Co., (U.S. Secured
Overnight Financing Rate + 1.070%),
5.707%, 4/22/2028[3]	3,350,000	$3,458,674
		31,027,662
Capital Markets - 1.2%
Jefferies Financial Group, Inc., 6.20%,
4/14/2034	3,390,000	3,626,464
Consumer Finance - 1.6%
Capital One Financial Corp., (U.S.
Secured Overnight Financing Rate +
3.070%), 7.624%, 10/30/2031[3]	4,310,000	4,897,907
Insurance - 2.1%
MassMutual Global Funding II, 4.85%,
1/17/2029[2]	1,210,000	1,242,250
Metropolitan Life Global Funding I,
4.85%, 1/8/2029[2]	1,210,000	1,239,564
New York Life Global Funding, 4.70%,
1/29/2029[2]	1,210,000	1,238,325
SiriusPoint Ltd. (Sweden), 7.00%,
4/5/2029	2,325,000	2,439,516
		6,159,655
Total Financials		45,711,688

Industrials - 2.5%
Ground Transportation - 0.8%
BNSF Funding Trust I, (3 mo. LIBOR US
+ 2.350%), 6.613%, 12/15/2055[3]	2,540,000	2,574,045

Trading Companies & Distributors - 1.7%
AerCap Ireland Capital DAC - AerCap
Global Aviation Trust (Ireland), 3.00%,
10/29/2028	2,700,000	2,550,608
Ashtead Capital, Inc. (United Kingdom),
4.00%, 5/1/2028[2]	2,590,000	2,525,467
		5,076,075
Total Industrials		7,650,120

Materials - 0.9%
Metals & Mining - 0.9%
Newcastle Coal Infrastructure Group Pty
Ltd. (Australia), 4.40%, 9/29/2027[2]	2,849,997	2,795,043
Real Estate - 4.2%
Retail REITs - 2.4%
Simon Property Group LP,
2.25%, 1/15/2032	2,160,000	1,859,598
2.65%, 2/1/2032	5,980,000	5,268,325
		7,127,923
Specialized REITs - 1.8%
SBA Tower Trust,
6.599%, 1/15/2028[2]	3,940,000	4,099,598

Investment Portfolio - September 30, 2024

(unaudited)

CREDIT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate (continued)
Specialized REITs (continued)
SBA Tower Trust, (continued)
4.831%, 10/15/2029[2]	1,360,000	$1,351,868
		5,451,466
Total Real Estate		12,579,389

Utilities - 2.3%
Electric Utilities - 0.8%
Alexander Funding Trust II, 7.467%,
7/31/2028[2]	2,290,000	2,469,149
Independent Power and Renewable Electricity Producers - 1.5%
Palomino Funding Trust I, 7.233%,
5/17/2028[2]	4,245,000	4,551,836

Total Utilities		7,020,985
TOTAL CORPORATE BONDS
(Identified Cost $98,833,621)		100,038,003

ASSET-BACKED SECURITIES - 15.4%

ALLO Issuer LLC, Series 2023-1A, Class
A2, 6.20%, 6/20/2053[2]	1,600,000	1,640,976
CF Hippolyta Issuer LLC,
Series 2020-1, Class B1, 2.28%,
7/15/2060[2]	2,113,712	2,023,633
Series 2021-1A, Class B1, 1.98%,
3/15/2061[2]	895,325	824,097
Cogent Ipv4 LLC, Series 2024-1A, Class
A2, 7.924%, 5/25/2054[2]	990,000	1,037,017
Commonbond Student Loan Trust,
Series 2020-AGS, Class A, 1.98%,
8/25/2050[2]	513,644	452,042
Compass Datacenters Issuer II LLC,
Series 2024-2A, Class A1, 5.022%,
8/25/2049[2]	1,500,000	1,511,560
DataBank Issuer,
Series 2021-2A, Class A2, 2.40%,
10/25/2051[2]	900,000	848,291
Series 2023-1A, Class A2, 5.116%,
2/25/2053[2]	1,350,000	1,339,816
ECMC Group Student Loan Trust,
Series 2024-1A, Class A, (U.S.
Secured Overnight Financing Rate
30 Day Average + 1.150%), 6.413%,
11/27/2073[2,4]	1,300,000	1,301,154
Flexential Issuer, Series 2021-1A, Class
A2, 3.25%, 11/27/2051[2]	1,525,000	1,447,611
Goodgreen Trust, Series 2020-1A, Class
A, 2.63%, 4/15/2055[2]	684,724	592,055
Horizon Aircraft Finance IV Ltd., Series
2024-1, Class A, 5.375%, 9/15/2049[2]	2,600,000	2,592,162
Hotwire Funding LLC,
Series 2021-1, Class A2, 2.311%,
11/20/2051[2]	1,470,000	1,389,801
	PRINCIPAL AMOUNT1/ SHARES	VALUE

ASSET-BACKED SECURITIES (continued)

Hotwire Funding LLC, (continued)
Series 2023-1A, Class A2, 5.687%,
5/20/2053[2]	2,400,000	$2,457,152
KREF Ltd., Series 2021-FL2, Class
AS, (1 mo. U.S. Secured Overnight
Financing Rate + 1.414%), 6.497%,
2/15/2039[2,4]	1,500,000	1,468,623
Libra Solutions LLC, Series 2023-1A,
Class A, 7.00%, 2/15/2035[2]	434,171	435,410
Navient Private Education Refi Loan
Trust,
Series 2017-2A, Class A, (U.S.
Secured Overnight Financing Rate
30 Day Average + 1.164%), 6.445%,
12/27/2066[2,4]	1,385,228	1,388,056
Series 2020-DA, Class A, 1.69%,
5/15/2069[2]	415,169	389,605
Series 2021-A, Class A, 0.84%,
5/15/2069[2]	301,339	273,682
Nelnet Student Loan Trust,
Series 2006-2, Class A7, (U.S.
Secured Overnight Financing Rate
90 Day Average + 0.842%), 6.201%,
1/26/2037[2,4]	2,104,904	2,098,941
Series 2012-3A, Class A, (U.S.
Secured Overnight Financing Rate
30 Day Average + 0.814%), 6.095%,
3/26/2040[2,4]	477,220	473,750
Oak Street Investment Grade Net Lease
Fund, Series 2020-1A, Class A1,
1.85%, 11/20/2050[2]	1,839,657	1,763,492
Oxford Finance Funding LLC,
Series 2022-1A, Class A2, 3.602%,
2/15/2030[2]	2,600,839	2,563,339
Series 2023-1A, Class A2, 6.716%,
2/15/2031[2]	2,120,000	2,150,245
PEAR LLC,
Series 2021-1, Class A, 2.60%,
1/15/2034[2]	614,972	602,599
Series 2023-1, Class A, 7.42%,
7/15/2035[2]	1,187,501	1,205,412
Series 2024-1, Class A, 6.95%,
2/15/2036[2]	837,103	852,508
PHEAA Student Loan Trust, Series
2016-1A, Class A, (U.S. Secured
Overnight Financing Rate 30 Day
Average + 1.264%), 6.545%,
9/25/2065[2,4]	364,222	366,409
Slam Ltd., Series 2021-1A, Class A,
(Cayman Islands), 2.434%, 6/15/2046[2]	1,514,110	1,395,177
SLC Student Loan Trust, Series 2005-3,
Class A4, (U.S. Secured Overnight
Financing Rate 90 Day Average +
0.412%), 5.781%, 12/15/2039[4]	2,995,010	2,921,043

Investment Portfolio - September 30, 2024

(unaudited)

CREDIT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

ASSET-BACKED SECURITIES (continued)

SLM Student Loan Trust,
Series 2011-2, Class A2, (U.S.
Secured Overnight Financing Rate
30 Day Average + 1.314%), 6.595%,
10/25/2034[4]	366,737	$368,796
Series 2013-6, Class A3, (U.S.
Secured Overnight Financing Rate
30 Day Average + 0.764%), 6.045%,
6/26/2028[4]	982,588	974,926
SMB Private Education Loan Trust,
Series 2017-B, Class A2A, 2.82%,
10/15/2035[2]	80,006	78,057
Series 2017-B, Class A2B, (1 mo. U.S.
Secured Overnight Financing Rate +
0.864%), 5.961%, 10/15/2035[2,4]	362,348	360,820
Series 2024-E, Class A1A, 5.09%,
10/16/2056[2]	1,000,000	1,011,794
Stack Infrastructure Issuer LLC,
Series 2021-1A, Class A2, 1.877%,
3/26/2046[2]	1,050,000	1,002,587
Tricon American Homes, Series 2020-
SFR1, Class A, 1.499%, 7/17/2038[2]	1,390,505	1,325,559
Vantage Data Centers Issuer LLC,
Series 2020-1A, Class A2, 1.645%,
9/15/2045[2]	1,750,000	1,692,755
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $46,949,691)		46,620,952

COMMERCIAL MORTGAGE-BACKED SECURITIES - 15.8%

Agate Bay Mortgage Trust, Series 2016-
2, Class A3, 3.50%, 3/25/2046[2,5]	825,865	770,480
Brean Asset Backed Securities Trust,
Series 2021-RM2, Class A, 1.75%,
10/25/2061[2,5]	799,907	739,908
BX Trust, Series 2024-VLT4, Class A, (1
mo. U.S. Secured Overnight Financing
Rate + 1.491%), 6.588%, 7/15/2029[2,4]	1,900,000	1,899,706
Credit Suisse Mortgage Capital Trust,
Series 2013-7, Class A6, 3.50%,
8/25/2043[2,5]	229,948	215,233
Series 2018-J1, Class A2, 3.50%,
2/25/2048[2,5]	3,705,058	3,446,119
Fannie Mae REMICS,
Series 2020-48, Class DC, 2.50%,
7/25/2050	3,750,443	3,304,227
Series 2021-69, Class WJ, 1.50%,
10/25/2050	591,360	514,647
Finance of America Structured
Securities Trust, Series 2022-S6,
Class A1, 3.00%, 7/25/2061[2]	1,447,018	1,406,383
Flagstar Mortgage Trust, Series 2021-
8INV, Class A3, 2.50%, 9/25/2051[2,5]	768,802	651,252
Freddie Mac Multifamily Structured Pass-
Through Certificates, Series K106,
Class X1 (IO), 1.439%, 1/25/2030[5]	15,060,249	900,079
	PRINCIPAL AMOUNT1/ SHARES	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Freddie Mac REMICS, Series 5189,
Class CP, 2.50%, 6/25/2049	3,963,910	$3,537,620
GS Mortgage-Backed Securities Corp.
Trust,
Series 2020-PJ3, Class A14, 3.00%,
10/25/2050[2,5]	231,713	204,057
Series 2021-INV1, Class A6, 2.50%,
12/25/2051[2,5]	764,314	680,870
Series 2021-PJ6, Class A8, 2.50%,
11/25/2051[2,5]	508,461	455,544
Series 2021-PJ9, Class A8, 2.50%,
2/26/2052[2,5]	586,903	522,817
Series 2022-PJ3, Class A6, 3.00%,
8/25/2052[2,5]	1,710,336	1,476,773
Imperial Fund Mortgage Trust,
Series 2021-NQM3, Class A1,
1.595%, 11/25/2056[2,5]	703,046	598,765
Series 2022-NQM2, Class A1,
3.638%, 3/25/2067[2,6]	1,211,033	1,153,366
J.P. Morgan Chase Commercial
Mortgage Securities Trust, Series
2019-ICON, Class A, 3.884%,
1/5/2034[2]	1,114,074	1,080,706
J.P. Morgan Mortgage Trust,
Series 2016-3, Class 2A2, 2.50%,
10/25/2046[2,5]	578,062	541,067
Series 2019-INV3, Class A3, 3.50%,
5/25/2050[2,5]	592,285	528,743
Series 2019-INV3, Class A3A, 3.00%,
5/25/2050[2,5]	445,632	384,926
Series 2021-4, Class A3B, 2.00%,
8/25/2051[2,5]	2,444,261	1,971,314
Series 2022-INV3, Class A3B, 3.00%,
9/25/2052[2,5]	1,631,715	1,428,178
JPMorgan Wealth Management,
Series 2020-ATR1, Class A3, 3.00%,
2/25/2050[2,5]	1,922,524	1,685,748
Morgan Stanley Capital I Trust, Series
2020-CNP, Class A, 2.509%,
4/5/2042[2,5]	1,000,000	839,762
OBX Trust, Series 2024-NQM1, Class
A1, 5.928%, 11/25/2063[2,6]	2,491,713	2,517,086
Oceanview Mortgage Loan Trust,
Series 2020-1, Class A1A, 1.733%,
5/28/2050[2,5]	458,049	422,111
PCG LLC, Series 2023-1, (1 mo. U.S.
Secured Overnight Financing Rate
+ 6.000%), 10.855%, 7/25/2029
(Acquired 07/24/2023, cost
$4,476,609)[4,7]	4,476,609	4,476,044
Provident Funding Mortgage Trust,
Series 2021-2, Class A2A, 2.00%,
4/25/2051[2,5]	637,346	550,030
Series 2021-INV1, Class A1, 2.50%,
8/25/2051[2,5]	1,321,021	1,099,271
RCKT Mortgage Trust,
Series 2021-6, Class A1, 2.50%,
12/25/2051[2,5]	797,320	661,992

Investment Portfolio - September 30, 2024

(unaudited)

CREDIT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

RCKT Mortgage Trust, (continued)
Series 2021-6, Class A5, 2.50%,
12/25/2051[2,5]	883,926	$786,629
RUN Trust, Series 2022-NQM1, Class
A1, 4.00%, 3/25/2067[2]	807,570	788,066
Sequoia Mortgage Trust,
Series 2013-5, Class A1, 2.50%,
5/25/2043[2,5]	434,668	386,975
Series 2013-9, Class A1, 3.50%,
7/25/2043[2,5]	3,419,816	3,180,799
Series 2017-3, Class A19, 3.50%,
4/25/2047[2,5]	1,354,602	1,237,771
WinWater Mortgage Loan Trust, Series
2015-3, Class A1, 3.50%, 3/20/2045[2,5]	1,153,084	1,078,289

TOTAL COMMERCIAL MORTGAGE -
BACKED SECURITIES
(Identified Cost $50,296,168)		48,123,353

MUNICIPAL BONDS - 1.3%

Hawaii, Series GC, G.O. Bond, 2.632%,
10/1/2037	2,240,000	1,816,203
South Carolina Public Service Authority,
Series B, Revenue Bond, 2.329%,
12/1/2028	1,355,000	1,247,479
Tampa-Hillsborough County Expressway
Authority, Series B, Revenue Bond,
BAM, 1.892%, 7/1/2029	1,000,000	902,598

TOTAL MUNICIPAL BONDS
(Identified Cost $4,671,441)		3,966,280

U.S. GOVERNMENT AGENCIES - 32.1%

Mortgage-Backed Securities - 30.6%
Fannie Mae
Pool #MA4687, UMBS, 4.00%,
6/1/2042	3,909,284	3,822,373
Pool #FS3146, UMBS, 4.50%,
10/1/2042	2,992,121	2,996,722
Pool #MA4851, UMBS, 5.00%,
11/1/2042	3,577,098	3,611,636
Pool #FS5443, UMBS, 4.50%,
6/1/2043	3,400,405	3,380,948
Pool #BK0433, UMBS, 3.50%,
12/1/2049	4,922,932	4,595,474
Pool #FS4253, UMBS, 3.50%,
3/1/2050	3,218,244	3,037,403
Pool #FM6890, UMBS, 3.00%,
6/1/2050	1,790,476	1,631,839
Pool #CA6316, UMBS, 3.00%,
7/1/2050	1,386,036	1,245,721
Pool #FS4339, UMBS, 3.00%,
12/1/2050	2,351,393	2,137,816
Pool #FS1807, UMBS, 3.50%,
7/1/2051	3,759,423	3,543,313
	PRINCIPAL AMOUNT1/ SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #FS1838, UMBS, 3.00%,
12/1/2051	4,036,085	$3,658,122
Pool #BV5383, UMBS, 3.00%,
4/1/2052	2,387,348	2,164,252
Pool #MA4626, UMBS, 4.00%,
6/1/2052	6,017,886	5,779,572
Pool #MA4737, UMBS, 5.00%,
8/1/2052	3,572,189	3,576,709
Pool #MA4807, UMBS, 5.50%,
11/1/2052	2,241,274	2,280,232
Pool #CB6326, UMBS, 5.50%,
5/1/2053	3,777,152	3,828,197
Pool #BX9903, UMBS, 6.00%,
5/1/2053	2,505,605	2,614,821
Pool #FS6206, UMBS, 5.50%,
10/1/2053	3,788,092	3,884,540
Freddie Mac
Pool #RB5169, UMBS, 3.50%,
6/1/2042	2,916,042	2,774,374
Pool #RB5178, UMBS, 4.50%,
8/1/2042	1,847,321	1,843,896
Pool #SC0393, UMBS, 5.00%,
6/1/2043	3,110,797	3,138,590
Pool #SD8230, UMBS, 4.50%,
6/1/2052	4,471,730	4,401,366
Pool #SD1360, UMBS, 5.50%,
7/1/2052	3,333,957	3,381,730
Pool #SD8238, UMBS, 4.50%,
8/1/2052	6,347,929	6,246,077
Pool #QE9161, UMBS, 4.50%,
9/1/2052	3,507,974	3,451,145
Pool #SD8276, UMBS, 5.00%,
12/1/2052	6,090,126	6,090,295
Pool #RJ0062, UMBS, 5.00%,
10/1/2053	3,860,009	3,876,035

Total Mortgage-Backed Securities
(Identified Cost $92,730,575)		92,993,198
Other Agencies - 1.5%
Federal National Mortgage Association,
0.875%, 8/5/2030
(Identified Cost $4,181,138)	5,195,000	4,423,485

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $96,911,713)		97,416,683

Investment Portfolio - September 30, 2024

(unaudited)

CREDIT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

SHORT-TERM INVESTMENT - 2.2%

Dreyfus Government Cash Management,
Institutional Shares, 4.80%[8]
(Identified Cost $6,689,522)	6,689,522	$6,689,522

TOTAL INVESTMENTS - 99.8%
(Identified Cost $304,352,156)		302,854,793
OTHER ASSETS, LESS LIABILITIES - 0.2%		632,350

NET ASSETS - 100%		$303,487,143

G.O. Bond - General Obligation Bond

IO - Interest only

LIBOR - London Interbank Offered Rate

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

Scheduled principal and interest payments are guaranteed by:

BAM (Build America Mutual Assurance Co.)

The insurance does not guarantee the market value of the municipal bonds.

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2024 was $106,388,751, which represented 35.1% of the Series’ Net Assets.

3Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of September 30, 2024.

4Floating rate security. Rate shown is the rate in effect as of September 30, 2024.

5Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of September 30, 2024.

6Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of September 30, 2024.

7Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at September 30, 2024 was $4,476,044, or 1.5% of the Series’ Net Assets.

8Rate shown is the current yield as of September 30, 2024.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is

Investment Portfolio - September 30, 2024

(unaudited)

significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2024 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
U.S. Treasury and other U.S. Government agencies	$97,416,683	$—	$97,416,683	$—
States and political subdivisions (municipals)	3,966,280	—	3,966,280	—
Corporate debt:
Communication Services	8,172,077	—	8,172,077	—
Consumer Discretionary	6,042,152	—	6,042,152	—
Energy	10,066,549	—	10,066,549	—
Financials	45,711,688	—	45,711,688	—
Industrials	7,650,120	—	7,650,120	—
Materials	2,795,043	—	2,795,043	—
Real Estate	12,579,389	—	12,579,389	—
Utilities	7,020,985	—	7,020,985	—
Asset-backed securities	46,620,952	—	46,620,952	—
Commercial mortgage-backed securities	48,123,353	—	48,123,353	—
Short-Term Investment	6,689,522	6,689,522	—	—
Total assets	$302,854,793	$6,689,522	$296,165,271	$—

There were no Level 3 securities held by the Series as of December 31, 2023 or September 30, 2024.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.